Supplemental Cash Flow Information (Details) - Schedule of investing activities with partial cash payments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investing Activities with Partial Cash Payments [Abstract]
Purchase of property, plant and equipment	$ 2,886,753	$ 7,495,838	$ 3,930,946
Add: Opening balance of payable on equipment	128,013	128,446	319,387
Less: Ending balance of payable on equipment	(79,517)	(128,013)	(128,446)
Cash paid during the year	$ 2,935,249	$ 7,496,271	$ 4,121,887